Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Class I Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class I shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may allocate a portion of its assets to a quantitative managed futures strategy that seeks to enhance the Series’ returns, hedge interest rate risk, and reduce the volatility of the Series. Pursuant to this strategy, which is designed to have a low correlation to the broad stock and bond markets, the Series may buy and sell various fixed income, equity, currency and commodity futures contracts.

		The word “Term” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, the Series may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. In addition, declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or further increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:
  Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
Because the futures portion of the Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of trends and historical information, the Series is subject to the additional risk that the effectiveness of the quantitative investment approach may be limited due to factors such as changing market dynamics or the Advisor’s judgments regarding the investment criteria underlying the approach proving to be incorrect.

Commodities risk — The values of commodity futures contracts are based upon the price movements of physical commodities (such as energy, minerals, or agricultural products), which may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect, which could cause the Series to sustain losses.

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a 40/15/45 Blended Index, 40% of which is the Russell 3000® Index 15% of which is the MSCI ACWI ex USA Index, and 45% of which is the Barclays U.S. Aggregate Bond Index. The 40/15/45 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a 40/15/45 Blended Index, 40% of which is the Russell 3000® Index 15% of which is the MSCI ACWI ex USA Index, and 45% of which is the Barclays U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a 40/15/45 Blended Index, 40% of which is the Russell 3000® Index 15% of which is the MSCI ACWI ex USA Index, and 45% of which is the Barclays U.S. Aggregate Bond Index. The 40/15/45 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.74% Lowest (quarter ended 12/31/2008): (16.13)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I Shares | Pro-Blend(R) Extended Term Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	83
AFTER 3 YEARS	rr_ExpenseExampleYear03	259
AFTER 5 YEARS	rr_ExpenseExampleYear05	450
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,002
2005	rr_AnnualReturn2005	7.58%
2006	rr_AnnualReturn2006	17.13%
2007	rr_AnnualReturn2007	6.94%
2008	rr_AnnualReturn2008	(25.31%)
2009	rr_AnnualReturn2009	24.61%
2010	rr_AnnualReturn2010	13.15%
2011	rr_AnnualReturn2011	(1.14%)
2012	rr_AnnualReturn2012	13.43%
2013	rr_AnnualReturn2013	16.88%
2014	rr_AnnualReturn2014	5.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	9.28%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions | CLASS I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.13%
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | 40/15/45 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.